Liquidity and Summary of Significant Accounting Principles (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization, Consolidation, Basis of Presentation, Business Description and Accounting Policies [Policy Text Block]
Description of Business

Nuo Therapeutics, Inc. (“Nuo Therapeutics,” the “Company,” “we,” “us,” or “our”) is a biomedical company marketing products primarily within the U.S. We commercialize innovative cell-based technologies that harness the regenerative capacity of the human body to trigger natural healing. The use of autologous (from self) biological therapies for tissue repair and regeneration is part of a transformative clinical strategy designed to improve long term recovery in complex chronic conditions with significant unmet medical needs. Growth drivers in the U.S. include the treatment of chronic wounds with Aurix in the Veterans Affairs healthcare system and other federal accounts settings and the Medicare population under a National Coverage Determination when registry data is collected under CMS’ Coverage with Evidence Development (CED) program.

As of December 31, 2015, our commercial offerings consisted of point of care technologies for the safe and efficient separation of autologous blood and bone marrow to produce platelet based therapies or cell concentrates. As of December 31, 2015, we had two distinct platelet rich plasma (“PRP”) devices, the Aurix System for wound care and the Angel® concentrated Platelet Rich Plasma (“cPRP”) System for orthopedics markets. During the year ended 2015, approximately 85% of our product sales were generated in the United States where we sold our products through direct sales representatives and distributors. In 2014 and 2015, Arthrex, Inc. (“Arthrex”) was our exclusive distributor for Angel. See Note 17 – Subsequent Events for additional details, including the assignment of our rights with respect to the Angel cPRP System.

Our operations are subject to certain risks and uncertainties including, among others, current and potential competitors with greater resources, dependence on significant customers, lack of operating history and uncertainty of future profitability and possible fluctuations in financial results. Since our inception, we have financed our operations by raising debt, issuing equity and equity-linked instruments, executing licensing arrangements, and to a lesser extent by generating royalties and product revenues. We have incurred, and continue to incur, recurring losses and negative cash flows. At December 31, 2015 we had cash and cash equivalents on hand of approximately $0.9 million and total debt outstanding of $38.1 million, including accrued interest.

On January 26, 2016, we filed a voluntary petition in the United States Bankruptcy Court for the District of Delaware (the “Bankruptcy Court”) seeking relief under Chapter 11 of Title 11 of the United States Code (the “Bankruptcy Code”), which is being administered under the caption “In re: Nuo Therapeutics, Inc.”, Case No. 16-10192 (MFW). On April 25, 2016, the Bankruptcy Court entered an Order Granting Final Approval of Disclosure Statement and Confirming Debtor’s Plan of Reorganization, which confirmed our Modified First Amended Plan of Reorganization under Chapter 11 of the Bankruptcy Code (as confirmed, the “Plan” or “Plan of Reorganization”). The Plan became effective on May 5, 2016 (the “Effective Date”). Pursuant to the Plan, as of the Effective Date (i) all equity interests of the Company, including but not limited to all shares of the Company’s common stock, $0.0001 par value per share (including its redeemable common stock)(the “Old Common Stock”), warrants and options, that were issuable or issued and outstanding immediately prior to the Effective Date, were cancelled. See Note 17 – Subsequent Events for additional details.

Under our credit facility (the “Deerfield Facility Agreement”) with affiliates of Deerfield Management Company, L.P. (the “Deerfield Lenders” or “Deerfield”), we were required to maintain a compensating cash balance of $5,000,000 in deposit accounts subject to control agreements in favor of the lenders and we were required to pay to Deerfield accrued interest of approximately $2.6 million on October 1, 2015. We were unable to meet these requirements and on both December 4 and 18, 2015 we entered into consent letters with Deerfield to modify the Deerfield Facility Agreement and waive the compliance violations for a limited period. Under the terms of the December 18, 2015 consent letter, (i) solely during the period between December 18, 2015 and January 7, 2016, the amount of cash that is required to be maintained in a deposit account subject to control agreements in favor of the Company’s senior lenders was reduced from $5,000,000 to $500,000 and (ii) the date for payment of the accrued interest amount originally payable on October 1, 2015 was extended to January 7, 2016. The continued effectiveness of the consent letter was conditioned upon the Company’s continued engagement of a chief restructuring officer and providing Deerfield with all relevant business contracts, agreements, and vendor relationships for the Aurix and Angel product lines by December 28, 2015; the Company’s failure to do either would result in an immediate default under the Deerfield Facility Agreement. The consent letter contained various customary representations and warranties, as well as customary provisions relating to other matters.

As of January 26, 2016 (the date of our voluntary filing for bankruptcy protection), we were in default under the Deerfield Facility Agreement, and Deerfield had the right to demand repayment of the entire amount owed to them, including accrued interest. As a result of the default and our assessment that we would not be able to cure the causes of the default, as of December 31, 2015 we accelerated the amortization of the debt discount and deferred financing costs associated with the Deerfield credit facility and at December 31, 2015 we classified the entire Deerfield credit facility as a current liability. The total amount owing under the Deerfield credit facility, including accrued interest, was compromised by the Bankruptcy Court. This amount of approximately $38.3 million and the $5.75 million outstanding under the DIP Credit Agreement (as defined below) was settled as of the Effective Date through the issuance of 29,038 shares of our Series A preferred stock, par value $0.0001 per share (the “Series A Preferred Stock”) and the assignment to Deerfield of all rights, title, and interest under the Arthrex Agreement (as defined in Note 2) including the rights to receive royalty payments. See Note 17 – Subsequent Events for additional details.

The accompanying consolidated financial statements have been prepared assuming that we will continue as a going concern, which contemplates continuity of operations, realization of assets, and satisfaction of liabilities in the ordinary course of business. The propriety of using the going-concern basis is dependent upon, among other things, the achievement of future profitable operations, the ability to generate sufficient cash from operations, and potential other funding sources, including cash on hand, to meet our obligations as they become due. After our emergence from bankruptcy on May 5, 2015, we believe our current resources, expected revenue from sales of Aurix, including additional revenue expected to be generated from our Restorix collaboration, limited royalty and license fee revenue from our license of certain aspects of the ALDH technology to StemCell Technologies for the Aldeflour product line, combined with the $3.0 million of backstop commitments, which is not available until June 30, 2017, will be adequate to maintain our operations through at least the end of 2017 (see Note 17 – Subsequent Events for additional details). However, if we are unable to increase our revenues as much as expected or control our costs as effectively as expected, then we may be required to curtail portions of our strategic plan or to cease operations. More specifically, if we are unable to increase revenue or control costs in this manner, we may be forced to delay the completion of, or significantly reduce the scope of, our current business plan; delay some of our development and clinical or marketing efforts; delay our plans to penetrate the market serving Medicare beneficiaries and fulfill the related data gathering requirements as stipulated by the Medicare CED coverage determination; delay the pursuit of commercial insurance reimbursement for our wound treatment technologies; or postpone the hiring of new personnel; or, under certain dire financial circumstances, cease our operations. Specific programs that may require additional funding include, without limitation, continued investment in the sales, marketing, distribution, and customer service areas, further expansion into the international markets, significant new product development or modifications, and pursuit of other opportunities. If adequate capital cannot be obtained on a timely basis and on satisfactory terms, the Company’s operations could be materially negatively impacted.

Basis of Accounting, Policy [Policy Text Block]
Basis of Presentation

The accompanying unaudited interim condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). In our opinion, the accompanying unaudited interim condensed consolidated financial statements include all adjustments, consisting of normal recurring adjustments, which are necessary to present fairly our financial position, results of operations and cash flows. The condensed consolidated balance sheet at December 31, 2015, has been derived from audited financial statements of the Predecessor Company as of that date. The interim unaudited condensed consolidated results of operations are not necessarily indicative of the results that may occur for the full fiscal year. More specifically, upon emergence from bankruptcy on the Effective Date, the Company applied fresh start accounting, resulting in the Company becoming a new entity for financial reporting purposes (see Note 2 – Fresh Start Accounting). As a result of the application of fresh start accounting and the effects of the implementation of the Plan of Reorganization, the financial statements on or after May 5, 2016 are not comparable to the financial statements prior to that date. Certain information and footnote disclosure normally included in financial statements prepared in accordance with U.S. GAAP have been omitted pursuant to instructions, rules and regulations prescribed by the United States Securities and Exchange Commission, or the SEC. We believe that the disclosures provided herein are adequate to make the information presented not misleading when these unaudited interim condensed consolidated financial statements are read in conjunction with the audited financial statements and notes previously included in the Predecessor Company’s Annual Report on Form 10-K for the year ended December 31, 2015.

Basis of Presentation

The consolidated financial statements include the accounts of the Company and its wholly-owned and controlled subsidiary Aldagen, Inc. All significant inter-company accounts and transactions are eliminated in consolidation. Our consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Use of Estimates, Policy [Policy Text Block]
Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires us to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of revenues and expenses during the reporting period. In the accompanying condensed consolidated financial statements, estimates are used for, but not limited to, stock-based compensation, allowance for inventory obsolescence, allowance for doubtful accounts, valuation of derivative liabilities, contingent liabilities, fair value and depreciable lives of long-lived assets (including property and equipment, intangible assets and goodwill), deferred taxes and associated valuation allowance and the classification of our long-term debt. Actual results could differ from those estimates.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires us to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of revenues and expenses during the reporting period. In the accompanying consolidated financial statements, estimates are used for, but not limited to, stock-based compensation, allowance for inventory obsolescence, allowance for doubtful accounts, valuation of derivative liabilities and contingent consideration, contingent liabilities, fair value and depreciable lives of long-lived assets (including property and equipment, intangible assets and goodwill), deferred taxes and associated valuation allowance and the classification of our long-term debt. Actual results could differ from those estimates.

Consolidation, Policy [Policy Text Block]
Principles of Consolidation

The unaudited condensed consolidated financial statements include the accounts of the Company and its wholly-owned and controlled subsidiary Aldagen, Inc. (“Aldagen”). All significant inter-company accounts and transactions are eliminated in consolidation.

Cash and Cash Equivalents, Policy [Policy Text Block]
Cash Equivalents

We consider all highly liquid instruments purchased with an original maturity of three months or less to be cash equivalents. Cash and cash equivalents potentially subject us to a concentration of credit risk as approximately $3.6 million held in financial institutions was in excess of the FDIC insurance limit of $250,000 at September 30, 2016. We maintain our cash and cash equivalents in the form of money market and checking accounts with financial institutions that we believe are credit worthy.

Cash Equivalents

We consider all highly liquid instruments purchased with an original maturity of three months or less to be cash equivalents. Cash and cash equivalents potentially subject us to a concentration of credit risk as approximately $413,000 held in financial institutions was in excess of the FDIC insurance limits at December 31, 2015. We maintain our cash and cash equivalents in the form of money market and checking accounts with financial institutions that we believe are credit worthy.

Pursuant to the terms of the December 18, 2015 consent letter with Deerfield, we were required to maintain a compensating cash balance of $500,000 in deposit accounts subject to control agreements in favor of the lenders. As of December 31, 2015, we were in compliance with this covenant. See Note 11 – Debt and Note 17 - Subsequent Events for additional details.

Concentration Risk, Credit Risk, Policy [Policy Text Block]
Credit Concentration

We generate accounts receivable from the sale of our products. Specific customer receivables balances in excess of 10% of total receivables at September 30, 2016 and December 31, 2015 were as follows:

	Successor	Predecessor
	September 30, 2016	December 31, 2015

BioProd / Pharmagena	49%	47%
Arthrex	34%	21%

Revenue from significant customers exceeding 10% of total revenues for the periods presented was as follows:

	Three Months ended September 30, 2016	Three Months ended September 30, 2015
	Successor	Predecessor

St. Luke's Hospital System	$42,000	$-
STEMCELL Technologies	37,773	-
Marion IL VA Hospital	24,000	-
Arthrex	-	1,938,485

	Period from May 5, 2016 through September 30, 2016	Period from January 1, 2016 through May 4, 2016	Nine Months ended September 30, 2015
	Successor	Predecessor	Predecessor

STEMCELL Technologies	$63,740	$-	$-
St. Luke's Hospital System	63,000	-	-
Vibra	35,320	-	-
Arthrex	-	1,342,480	6,316,296
Rohto Pharmaceutical, Co.	-	-	3,000,000

Historically, we used single suppliers for several components of the Aurix™ product line. We outsource the manufacturing of various products to contract manufacturers. While we believe these manufacturers demonstrate competency, reliability and stability, there is no assurance that one or more of them will not experience an interruption or inability to provide us with the products needed to satisfy customer demand. Additionally, while most of the components of Aurix™ are generally readily available on the open market, a reagent, bovine thrombin, is available exclusively through Pfizer, with whom we have an established vendor relationship.

Customer and Vendor Concentration

We generate accounts receivable from the sale of our products. Our trade receivables balance at December 31, 2015 was primarily from Arthrex (39%), Vibra Healthcare (14%) and West Podiatry (5%). In addition, sales to Arthrex accounted for approximately 90% and 91% of total products sales in 2015 and 2014, respectively. No other single customer accounted for more than 10% of total product sales.

During the year ended December 31, 2015, we used single suppliers for several components of the Angel and Aurix product lines. We outsourced the manufacturing of various products, including component parts for Angel, to contract manufacturers. While we believe these manufacturers to demonstrate competency, reliability and stability, there is no assurance that one or more of them will not experience an interruption or inability to provide us with the products needed to satisfy customer demand. Additionally, while most of the components of Aurix are generally readily available on the open market, a reagent, bovine thrombin, is available exclusively through Pfizer, with whom we have an established vendor relationship.

Receivables, Policy [Policy Text Block]
Accounts Receivables

We generate accounts receivables from the sale of our products. We provide for an allowance against receivables for estimated losses that may result from a customer’s inability or unwillingness to pay. The allowance for doubtful accounts is estimated primarily based upon historical write-off percentages, known problem accounts, and current economic conditions. Accounts are written off against the allowance for doubtful accounts when we determine that amounts are not collectable. Recoveries of previously written-off accounts are recorded when collected. At September 30, 2016 and December 31, 2015, we maintained an allowance for doubtful accounts of approximately $2,000 and $97,000, respectively.

Accounts Receivable

We generate accounts receivables from the sale of our products and we provide for an allowance against receivables for estimated losses that may result from a customer’s inability or unwillingness to pay. The allowance for doubtful accounts is estimated primarily based upon historical write-off percentages, known problem accounts, and current economic conditions. Accounts are written off against the allowance for doubtful accounts when we determine that amounts are not collectable. Recoveries of previously written-off accounts are recognized when collected. At December 31, 2015 and December 31, 2014, we maintained an allowance for doubtful accounts of approximately $97,000 and $32,000, respectively.

Inventory, Policy [Policy Text Block]
Inventory

Our inventory is produced by third party manufacturers and consists of raw materials and finished goods. Inventory cost is determined on a first-in, first-out basis and is stated at the lower of cost or net realizable value. We maintain an inventory of kits, reagents, and other disposables that have shelf-lives that generally range from 18 months to five years.

We provide for an allowance against inventory for estimated losses that may result in excess and obsolete inventory (i.e., from the expiration of products). Our allowance for expired inventory is estimated based upon the inventory’s remaining shelf-life and our anticipated ability to sell such inventory, which is estimated using historical usage and future forecasts, within its remaining shelf life. At September 30, 2016 and December 31, 2015, the Company maintained an allowance for expired and excess and obsolete inventory of approximately $3,000 and $58,000, respectively. Expired products are segregated and used for demonstration purposes only; the Company records the associated expense for this reserve to cost of sales in the condensed consolidated statements of operations.

Inventory

Our inventory is produced by third party manufacturers and consists of raw material and finished goods. Inventory cost is determined on a first-in, first-out basis and is stated at the lower of cost or net realizable value. We maintain an inventory of kits, reagents, and other disposables that have shelf-lives that generally range from 18 months to five years.

We provide for an allowance against inventory for estimated losses that may result from excess or obsolete inventory (i.e. from the expiration of product shelf-life). Our allowance for expired inventory is estimated based upon the inventory’s remaining shelf-life and our anticipated ability to sell such inventory, which is estimated using historical usage and future forecasts, within its remaining shelf life. At December 31, 2015 and December 31, 2014, the Company maintained an allowance for expired and excess and obsolete inventory of approximately $58,000 and $90,000, respectively. The Company records the associated expense for this reserve to costs of products sales in the consolidated statement of operations.

Property, Plant and Equipment, Policy [Policy Text Block]
Property and Equipment

Property and equipment is stated at cost less accumulated depreciation and is depreciated, using the straight-line method, over its estimated useful life ranging from three to five years for all assets except for furniture, lab, and manufacturing equipment which is depreciated over seven and ten years, respectively. Leasehold improvements are stated at cost less accumulated depreciation and are amortized, using the straight-line method, over the lesser of the expected lease term or its estimated useful life ranging from three to six years. Amortization of leasehold improvements is included in depreciation expense. Maintenance and repairs are charged to operations as incurred. When assets are disposed of, the cost and related accumulated depreciation are removed from the accounts and any gain or loss is included in other income (expense).

Centrifuges may be sold or placed at no charge with customers. Depreciation expense for centrifuges that are available for sale or placed at no charge with customers are charged to cost of sales. Depreciation expense for centrifuges used for sales and marketing and other internal purposes are charged to general and administrative expenses.

Property and equipment is reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to future undiscounted net cash flows expected to be generated by the asset. Recoverability measurement and estimating of undiscounted cash flows is done at the lowest possible level for which we can identify assets. If such assets are considered to be impaired, impairment is recognized as the amount by which the carrying amount of assets exceeds the fair value of the assets.

Property and Equipment

Property and equipment is stated at cost less accumulated depreciation and is depreciated, using the straight-line method, over its estimated useful life ranging from three to five years for all assets except for furniture, lab, and manufacturing equipment, which are depreciated over seven and ten years, respectively. Leasehold improvements are stated at cost less accumulated depreciation and are amortized, using the straight-line method, over the lesser of the expected lease term or its estimated useful life ranging from three to six years. Amortization of leasehold improvements is included in depreciation expense. Maintenance and repairs are charged to operations as incurred. When assets are disposed of, the cost and related accumulated depreciation are removed from the accounts and any gain or loss is included in other income (expense).

Centrifuges may be sold or placed at no charge with customers. Depreciation expense for centrifuges that are available for sale or placed at no charge with customers are charged to cost of sales. Angel centrifuges are sold directly to our worldwide distributor, Arthrex, and unless used for internal purposes, are not recorded as property and equipment. Depreciation expense for centrifuges used for sales and marketing and other internal purposes are charged to general and administrative expenses.

Property and equipment is reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to future undiscounted net cash flows expected to be generated by the asset. Recoverability measurement and estimating of undiscounted cash flows is done at the lowest possible level for which we can identify assets. If such assets are considered to be impaired, impairment is recognized as the amount by which the carrying amount of assets exceeds the fair value of the assets.

Exit Activities [Policy Text Block]
Exit Activities and Realignment

In May, 2014, we announced preliminary efficacy and safety results of our RECOVER-Stroke Phase 2 clinical trial in patients with neurological damage arising from ischemic stroke and treated with ALD-401. Observed improvements in the primary endpoint (mean modified Rankin Score) of the trial were not clinically or statistically significant. In light of this outcome, we discontinued further direct funding of the Aldagen clinical development program, decided to close our facilities in Durham, NC, and terminated certain employees.

The discontinuance of this development program is considered an exit activity. As such, we recognized the following expenses in 2014:

Severance costs	$320,000
Loss on abandonment of lease	243,000
Loss on disposal of assets	132,000

Total	$695,000

An accrual of approximately $165,000 for the loss on abandonment of the lease remained at December 31, 2015. The accrued loss will be amortized over the life of the lease against future rental payments made and sublease income payments received. Severance expense is classified as research and development expenses and general and administrative expenses in the accompanying consolidated statements of operations. Loss on abandonment of lease is classified in general and administrative expenses and loss on disposal of assets is classified in other income (expense) in the accompanying consolidated statements of operations. The accrued loss on abandonment is included in accrued expenses and other liabilities in the accompanying consolidated balance sheets.

On August 11, 2015, our Board of Directors approved a realignment plan with the goal of preserving and maximizing, for the benefit of our stockholders, the value of our existing assets. The plan eliminated approximately 30% of our workforce and was aimed at the preservation of cash and cash equivalents to finance our future operations and support our revised business objectives. In addition, on December 4, 2015, the Company eliminated an additional 22% of its workforce, or seven employees. The Company recognized severance expense of approximately $0.9 million associated with these reductions in our work force during the year ended December 31, 2015. Severance expenses are classified in operating expenses in the accompanying consolidated statements of operations, with $0.2 million, $0.2 million and $0.4 million classified in sales and marketing, research and development and general and administrative expenses, respectively. As of December 31, 2015 approximately $0.3 million remained in accrued severance costs which are reflected in accrued expenses on the consolidated balance sheets.

Goodwill and Intangible Assets, Policy [Policy Text Block]
Goodwill and Other Intangible Assets

Predecessor intangible assets and goodwill

In the Predecessor Company financial statements, intangible assets were acquired as part of our acquisition of the Angel business and Aldagen, and consisted of definite-lived and indefinite-lived intangible assets, including goodwill. During the quarter ended September 30, 2015, we determined that our in-process research and development (“IPR&D”) asset was impaired and recognized a non-cash IPR&D impairment charge of $22.6 million to write down our IPR&D asset to its estimated fair value. Also during the quarter ended September 30, 2015, we determined that goodwill was impaired, and recognized a non-cash impairment charge of $1.1 million to write down goodwill to its estimated fair value of zero. As of December 31, 2015, we had fully impaired our IPR&D asset and our goodwill.

In conjunction with the application of fresh start accounting, all remaining definite lived intangible assets were written off as of the Effective Date (See Note 2 – Fresh Start Accounting).

Successor intangible assets and goodwill

In the Successor Company financial statements, intangible assets were established as part of fresh start accounting and relate to trademarks, technology, clinician relationships and goodwill (see Note 2 – Fresh Start Accounting).

Our definite-lived intangible assets include trademarks, technology (including patents), and clinician relationships, and are amortized over their useful lives and reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of the asset may not be recoverable. If any indicators were present, we test for recoverability by comparing the carrying amount of the asset to the net undiscounted cash flows expected to be generated from the asset. If those net undiscounted cash flows do not exceed the carrying amount (i.e., the asset is not recoverable), we would perform the next step, which is to determine the fair value of the asset and record an impairment loss, if any. We periodically reevaluate the useful lives for these intangible assets to determine whether events and circumstances warrant a revision in their remaining useful lives.

Goodwill represents the excess of reorganization value over the fair value of tangible and identifiable intangible assets and the fair value of liabilities as of the Effective Date. Goodwill is not amortized, but is subject to periodic review for impairment. Goodwill is reviewed annually, as of October 1, and whenever events or changes in circumstances indicate that the carrying amount of the goodwill might not be recoverable. We perform our review of goodwill on our one reporting unit.

Before employing detailed impairment testing methodologies, we first evaluate the likelihood of impairment by considering qualitative factors relevant to our reporting unit. When performing the qualitative assessment, we evaluate events and circumstances that would affect the significant inputs used to determine the fair value of the goodwill. Events and circumstances evaluated include: macroeconomic conditions that could affect us, industry and market considerations for the medical device industry that could affect us, cost factors that could affect our performance, our financial performance (including share price), and consideration of any company specific events that could negatively affect us, our business, or the fair value of our business. If we determine that it is more likely than not that goodwill is impaired, we will then apply detailed testing methodologies. Otherwise, we will conclude that no impairment has occurred.

Detailed impairment testing involves comparing the fair value of our one reporting unit to its carrying value, including goodwill. If the fair value exceeds carrying value, then it is concluded that no goodwill impairment has occurred. If the carrying value of the reporting unit exceeds its fair value, a second step is required to measure possible goodwill impairment loss. The second step includes hypothetically valuing the tangible and intangible assets and liabilities of our one reporting unit as if it had been acquired in a business combination. The implied fair value of our one reporting unit's goodwill then is compared to the carrying value of that goodwill. If the carrying value of our one reporting unit's goodwill exceeds the implied fair value of the goodwill, we recognize an impairment loss in an amount equal to the excess, not to exceed the carrying value.

Successor Company intangible assets and goodwill were not impaired as of September 30, 2016.

Intangible Assets and Goodwill

Intangible assets were acquired as part of our acquisition of the Angel business and Aldagen, and consist of definite-lived and indefinite-lived intangible assets, including goodwill. We had significant impairment charges to our intangible assets and goodwill in 2015 and 2014. See Note 8 - Goodwill and Other Intangible Assets and Note 3 - Fair Value Measurements and Disclosures for additional details.

Definite-lived intangible assets

Our definite-lived intangible assets include trademarks, technology (including patents) and customer relationships, and are amortized over their useful lives and reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of the asset may not be recoverable. If any indicators were present, we test for recoverability by comparing the carrying amount of the asset to the net undiscounted cash flows expected to be generated from the asset. If those net undiscounted cash flows do not exceed the carrying amount (i.e., the asset is not recoverable), we would perform the next step, which is to determine the fair value of the asset and record an impairment loss, if any. We periodically reevaluate the useful lives for these intangible assets to determine whether events and circumstances warrant a revision in their remaining useful lives. During 2014, as a result of changes in circumstances, the Company performed an assessment of our various definite-lived intangible assets and concluded that the carrying value of the definite-lived intangible assets was impaired. An impairment charge, related to the Aldagen trademark, of approximately $1.0 million was taken during the year ended December 31, 2014.

Indefinite-lived intangible assets

We evaluate our indefinite-lived intangible asset, consisting solely of in-process research and development (“IPR&D”) acquired in the Aldagen acquisition, for impairment whenever events or changes in circumstances indicate that the carrying amount of the asset may not be recoverable, and at least on an annual basis each year, by comparing the fair value of the asset with its carrying amount. If the carrying amount of the intangible asset exceeds its fair value, we would recognize an impairment loss in the amount of that excess. During 2015 and 2014, as a result of changes in circumstances, the Company performed an assessment of our IPR&D intangible asset and concluded that the carrying value of the IPR&D intangible asset was impaired. During the years ended December 31, 2015 and 2014, we recognized impairment charges, related to IPR&D of approximately $25.9 million and $3.7 million, respectively, resulting in full impairment of IPR&D as of December 31, 2015.

Goodwill

Goodwill represents the purchase price of acquisitions in excess of the amounts assigned to acquired tangible and intangible assets and assumed liabilities. Goodwill is tax deductible in all relevant jurisdictions. As a result of our acquisition of Aldagen in February 2012, we recorded goodwill of approximately $422,000. Prior to the acquisition of Aldagen, we had goodwill of approximately $707,000 as a result of the acquisition of the Angel business in April 2010. Goodwill is not amortized, but is subject to periodic review for impairment. Goodwill is reviewed annually, as of October 1, and whenever events or changes in circumstances indicate that the carrying amount of the goodwill might not be recoverable. We perform our review of goodwill on our one reporting unit.

Before employing detailed impairment testing methodologies, we first evaluate the likelihood of impairment by considering qualitative factors relevant to our reporting unit. When performing the qualitative assessment, we evaluate events and circumstances that would affect the significant inputs used to determine the fair value of the goodwill. Events and circumstances evaluated include: macroeconomic conditions that could affect us, industry and market considerations for the generic pharmaceutical industry that could affect us, cost factors that could affect our performance, our financial performance (including share price), and consideration of any company-specific events that could negatively affect us, our business, or the fair value of our business. If we determine that it is more likely than not that goodwill is impaired, we will then apply detailed testing methodologies. Otherwise, we will conclude that no impairment has occurred.

Detailed impairment testing involves comparing the fair value of our one reporting unit to its carrying value, including goodwill. If the fair value exceeds carrying value, then it is concluded that no goodwill impairment has occurred. If the carrying value of the reporting unit exceeds its fair value, a second step is required to measure possible goodwill impairment loss. The second step includes hypothetically valuing the tangible and intangible assets and liabilities of our one reporting unit as if it had been acquired in a business combination. The implied fair value of our one reporting unit's goodwill then is compared to the carrying value of that goodwill. If the carrying value of our one reporting unit's goodwill exceeds the implied fair value of the goodwill, we recognize an impairment loss in an amount equal to the excess, not to exceed the carrying value. We determined that goodwill was fully impaired as of September 30, 2015 and recognized an impairment charge of approximately $1.1 million during the third quarter 2015.

Conditionally Redeemable Common Stock, Policy [Policy Text Block]
Conditionally Redeemable Common Stock

The Maryland Venture Fund (“MVF,” part of Maryland Department of Business and Economic Development) had an investment in the Predecessor Company’s common stock, and could have required us to repurchase the common stock, at MVF’s option, upon certain events outside of our control. MVF’s common stock was classified as “contingently redeemable common shares” in the Predecessor Company’s accompanying condensed consolidated balance sheets. The contingently redeemable common shares were cancelled as of the Effective Date.

Conditionally Redeemable Common Stock

As of December 31, 2015, the Maryland Venture Fund (“MVF,” part of Maryland Department of Business and Economic Development) had an investment in our Old Common Stock, and could have required us to repurchase the common stock, at MVF’s option, upon certain events outside of our control; provided, however, that in the event that, at the time of either such event our securities were listed on a national securities exchange, the foregoing repurchase would not be triggered. MVF’s common stock is classified as “contingently redeemable common shares” in the accompanying consolidated balance sheets. The contingently redeemable common shares were cancelled as of the Effective Date. See Note 17 – Subsequent Events for additional details.

Revenue Recognition, Policy [Policy Text Block]
Revenue Recognition – Successor Company

We recognize revenue when the four basic criteria for recognition are met: (1) persuasive evidence of an arrangement exists; (2) delivery has occurred or services have been rendered; (3) consideration is fixed or determinable; and (4) collectability is reasonably assured.

We provide for the sale of our products, including disposable processing sets and supplies to customers. Revenue from the sale of products is recognized upon shipment of products to the customers. We do not maintain a reserve for returned products as in the past those returns have not been material and are not expected to be material in the future. Percentage-based fees on licensee sales of covered products are generally recorded as products are sold by licensees and are reflected as royalties in the condensed consolidated statements of operations. Direct costs associated with product sales and royalty revenues are recorded at the time that revenue is recognized.

Revenue Recognition – Predecessor Company

The Predecessor Company provided for the sale of our products, including disposable processing sets and supplies to customers, and to Arthrex as distributor of the Angel product line. Revenue from the sale of products was recognized upon shipment.

Usage or leasing of blood separation equipment

As a result of the acquisition of the Angel business, we acquired various multiple element revenue arrangements that combined the (i) usage or leasing of blood separation processing equipment, (ii) maintenance of processing equipment, and (iii) purchase of disposable processing sets and supplies. We assigned these multiple element revenue arrangements to Arthrex in 2013 pursuant to a license agreement, and further assigned all of our rights, title and interest in and to such license agreement to the Deerfield Lenders as of the Effective Date; as such, the Successor Company no longer recognizes revenue under these arrangements.

Deferred revenue at December 31, 2015 consists of prepaid licensing revenue of approximately $1.0 million from the licensing of Angel centrifuges and $0.1 million from product sales billed and not yet shipped. Prepaid licensing revenue was being recognized on a straight-line basis over the term of the agreement prior to the Effective Date. Revenue of approximately $0.14 million related to the prepaid license was recognized during the period January 1, 2016 through May 4, 2016. Revenue of approximately $0.3 million, and $0.1 million related to the prepaid license was recognized for the nine and three month periods ended September 30, 2015, respectively. We assigned all of our rights under the Arthrex license agreement to Deerfield on the Effective Date and eliminated the remaining deferred revenue as of that date.

Revenue Recognition

We recognize revenue when the four basic criteria for recognition are met: (1) persuasive evidence of an arrangement exists; (2) delivery has occurred or services have been rendered; (3) consideration is fixed or determinable; and (4) collectability is reasonably assured.

Sales of products

We provide for the sale of our products, including disposable processing sets, and supplies to customers and, prior to the Effective Date, to Arthrex as distributor of the Angel product line. Revenue from the sale of products is recognized upon shipment of products to the customers. We do not maintain a reserve for returned products as in the past those returns have not been material and are not expected to be material in the future.

Usage or leasing of blood separation equipment

As a result of the acquisition of the Angel business, we acquired various multiple element revenue arrangements that combined the (i) usage or leasing of blood separation processing equipment, (ii) maintenance of processing equipment, and (iii) purchase of disposable processing sets and supplies. We assigned these multiple element revenue arrangements to Arthrex in 2013 pursuant to a license agreement, and further assigned all of our rights, title and interest in and to such license agreement to the Deerfield Lenders as of the Effective Date; as such, we no longer recognize revenue under these arrangements.

Percentage-based fees on licensee sales of covered products, including those sold by Arthrex prior to the Effective Date, are generally recorded as products are sold by licensees and are reflected as royalties in the condensed consolidated statements of operations. Direct costs associated with product sales and royalty revenues are recorded at the time that revenue is recognized.

Deferred revenue at December 31, 2015 and 2014 consisted of prepaid licensing revenue of approximately $1,039,000 and $1,442,000, respectively, from the licensing of Angel centrifuges. Prepaid licensing revenue is being recognized on a straight-line basis over the term of the agreement. Deferred revenue related to products billed and not yet shipped of $122,000 at December 31, 2015 (none at December 31, 2014) will be recognized when the product is shipped to the customer. Revenue of approximately $402,000 related to the prepaid license was recognized during both the years ended December 31, 2015 and 2014. On January 1, 2013 a medical device excise tax came into effect that required manufacturers to pay tax of 2.3% on the sale of certain medical devices. We report the medical device excise tax on a gross basis, recognizing the tax as both revenue and cost of sales.

License Fees

The Company’s license agreement with Rohto (see Note 2 – Distribution and License Arrangements for additional details) contains multiple elements that include the delivered license and other ancillary performance obligations, such as maintaining its intellectual property and providing regulatory support and training to Rohto. The Company has determined that the ancillary performance obligations are perfunctory and incidental and are expected to be minimal and infrequent. Accordingly, the Company has combined the ancillary performance obligations with the delivered license and is recognizing revenue as a single unit of accounting following revenue recognition guidance applicable to the license. Because the license is delivered, the Company recognized the entire $3.0 million license fee as revenue in the three months ended March 31, 2015. Other elements contained in the license agreement, such as fees and royalties related to the supply and future sale of the product, are contingent and will be recognized as revenue when earned.

Revenue Recognition, Services, Licensing Fees [Policy Text Block]
License Agreement with Rohto

The Company’s license agreement with Rohto (See Note 4 – Distribution, License and Collaboration Arrangements) contains multiple elements that include the delivered license and other ancillary performance obligations, such as maintaining its intellectual property and providing regulatory support and training to Rohto. The Company has determined that the ancillary performance obligations are perfunctory and incidental and are expected to be minimal and infrequent. Accordingly, the Company combined the ancillary performance obligations with the delivered license and recognized revenue as a single unit of accounting following revenue recognition guidance applicable to the license. Because the license is delivered, the Company recognized the entire $3.0 million license fee as revenue in the three months ended March 31, 2015. Other elements contained in the license agreement, such as fees and royalties related to the supply and future sale of the product, are contingent and will be recognized as revenue when earned.

Segment And Geographic Information [Policy Text Block]
Segments and Geographic Information

Approximately 13%, 0% and 0% of our product sales were generated outside of the United States for the period from January 1, 2016 through May 4, 2016, May 5, 2016 through September 30, 2016 and for the three months ended September 30, 2016, respectively. Approximately 16% and 13% of our product sales were generated outside of the United States for the nine and three months period ended September 30, 2015, respectively. We operate in one business segment.

Geographic and Segment Information

Product sales consist of the following:

	Year Ended December 31,
	2015	2014

Revenue from U.S. product sales	$5,459,538	$4,273,181
Revenue from non-U.S. product sales	930,656	1,576,149
Total revenue from product sales	$6,390,194	$5,849,330

We currently operate in one business segment.

Costs Associated with Exit or Disposal Activities or Restructurings, Policy [Policy Text Block]
Exit Activities and Realignment

In May 2014, we announced preliminary efficacy and safety results of our RECOVER-Stroke Phase 2 clinical trial in patients with neurological damage arising from ischemic stroke and treated with ALD-401. Observed improvements in the primary endpoint (mean modified Rankin Score or mRS) of the trial were not clinically or statistically significant. In light of this outcome, we discontinued further funding of the ALD-401 development program, decided to close our facilities in Durham, NC, and terminated certain employees. An accrual of approximately $0.2 million for the loss on abandonment of the lease remains at September 30, 2016. The accrued loss on abandonment is being amortized over the life of the lease against future rental payments made and sublease income payments received. Loss on abandonment is classified in general and administrative expenses in the accompanying condensed consolidated statements of operations. The accrued loss on abandonment is included in accrued expenses and other liabilities in the accompanying condensed consolidated balance sheets.

On August 11, 2015, our Board of Directors approved our realignment plan with the goal of preserving and maximizing, for the benefit of our stockholders, the value of our existing assets. The plan eliminated approximately 30% of our workforce and was aimed at the preservation of cash and cash equivalents to finance our future operations and support our revised business objectives. On December 4, 2015, the Company eliminated approximately 22% of its workforce, or seven employees, and in January 2016, the Company eliminated four additional employees. As of September 30, 2016, there was no remaining severance accrual for these employees on the condensed consolidated balance sheets.

Research and Development Expense, Policy [Policy Text Block]
Research and Development Expenses

Research and development costs are expensed as incurred and primarily consist of expenses relating to product development including costs incurred to conduct the data registry protocols for the Coverage with Evidence Development program. Direct expenses included salaries and other costs of personnel, raw materials and supplies, and third-party costs, such as contract research, consulting and clinical development costs.

Share-based Compensation, Option and Incentive Plans Policy [Policy Text Block]
Stock-Based Compensation

Prior to the Effective Date, the Company, from time to time, issued stock options or stock awards to employees, directors, consultants, and other service providers under its 2002 Long-Term Incentive Plan (“LTIP”) or 2013 Equity Incentive Plan (“EIP”). In some cases, it had issued compensatory warrants to service providers outside the LTIP or EIP (See Note 8 – Equity and Stock-Based Compensation). In July 2016, the Board of Directors approved, and in August 2016 it amended, the Company’s 2016 Omnibus Incentive Compensation Plan (the “2016 Omnibus Plan”), which remains subject to approval by the Company’s stockholders. In July and August 2016, the Board of Directors granted options to purchase an aggregate of 1,362,500 shares of New Common Stock to certain of the Company’s management, employees and directors, subject to approval of the 2016 Omnibus Plan by the Company’s stockholders, of which 105,000 options have been forfeited since their grant date.

The fair value of employee stock options is measured at the date of grant. Expected volatilities are based on historical volatility of the Company’s stock. Company data was utilized to estimate option exercises and employee terminations within the valuation model. Expected years until exercise represents the period of time that options are expected to be outstanding. The risk-free rate for periods within the contractual life of the option is based on the U.S. Treasury yield curve in effect at the time of grant. The Company estimated that the dividend rate on its common stock will be zero.

Stock-based compensation for awards granted to non-employees is periodically re-measured as the underlying awards vest. The Company recognizes an expense for such awards throughout the performance period as the services are provided by the non-employees, based on the fair value of these options and warrants at each reporting period. The fair value of stock options and compensatory warrants issued to service providers utilizes the same methodology with the exception of the expected term. For awards to non-employees, the Company estimates that the options or warrants will be held for the full term.

All outstanding stock options were cancelled as of the Effective Date.

Stock-Based Compensation

The Company, from time to time, may issue stock options or stock awards to employees, directors, consultants, and other service providers under its 2002 Long-Term Incentive Plan (“LTIP”) or 2013 Equity Incentive Plan (“EIP”). In some cases, it has issued compensatory warrants to service providers outside the LTIP or EIP (see Note 13 – Equity for additional details).

All equity-based compensation is estimated on the grant date using the Black-Scholes option pricing model. The assumptions used in the model for the LTIP and EIP are summarized in the following table:

	2015	2014
Risk free rate	1.4-1.7%	0.1-1.7%
Weighted average expected years until exercise	6.3	6.3
Expected stock volatility	93-117%	118-127%
Dividend yield	—	—

For stock options, expected volatilities are based on historical volatility of the Company’s stock. Company data was utilized to estimate option exercises and employee terminations within the valuation model for the years ended December 31, 2015 and 2014. Expected years until exercise represents the period of time that options are expected to be outstanding. The risk-free rate for periods within the contractual life of the option is based on the U.S. Treasury yield curve in effect at the time of grant. The Company estimated that the dividend rate on its common stock will be zero.

The fair value of stock options and compensatory warrants issued to service providers utilizes the same methodology with the exception of the expected term. For these awards to non-employees, the Company estimates that the options or warrants will be held for the full term.

Stock-based compensation for awards granted to non-employees is periodically re-measured as the underlying options and warrants vest. The Company recognizes an expense for such awards throughout the performance period as the services are provided by the non-employees, based on the fair value of these options and warrants at each reporting period.

The Company estimates the fair value of stock awards based on the closing market value of the Company’s stock on the date of grant.

Income Tax, Policy [Policy Text Block]
Income Taxes

The Company accounts for income taxes using the asset and liability method. Under the asset and liability method, current income tax expense or benefit is the amount of income taxes expected to be payable or refundable for the current year. A deferred income tax asset or liability is recognized for future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and tax credits and loss carryforwards. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. Tax rate changes are reflected in income during the period such changes are enacted.

For the nine and three months ended September 30, 2015, the income tax provision relates exclusively to a deferred tax liability associated with the amortization for tax purposes of the Predecessor Company’s goodwill. The deferred tax liability was eliminated in the third quarter of 2015 with the impairment charge recognized for all our goodwill. The Successor Company’s goodwill is not tax deductible in any taxing jurisdiction.

The Company’s policy for recording interest and penalties associated with audits is to record such items as a component of income before taxes. There were no such items in 2016 and 2015.

Income Taxes

The Company accounts for income taxes using the asset and liability method. Under the asset and liability method, current income tax expense or benefit is the amount of income taxes expected to be payable or refundable for the current year. A deferred income tax asset or liability is recognized for future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and tax credits and loss carryforwards. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. Tax rate changes are reflected in income during the period such changes are enacted. All of our tax years remain subject to examination by the tax authorities.

For the year ended December 31, 2014, the income tax provision relates exclusively to a deferred tax liability associated with the amortization for tax purposes of goodwill. The deferred tax liability was eliminated in 2015 with the impairment charge recognized for all our goodwill. See Note 12 – Income Taxes for additional details.

The Company’s policy for recording interest and penalties associated with audits is to record such items as a component of income before taxes. There were no such items for 2015 and 2014.

Earnings Per Share, Policy [Policy Text Block]
Basic and Diluted Earnings (Loss) per Share

Basic earnings (loss) per share is computed by dividing net income (loss) available to common shareholders by the weighted average number of shares of common stock outstanding (including contingently issuable shares when the contingencies have been resolved) during the period.

For periods of net loss, diluted loss per share is calculated similarly to basic loss per share because the impact of all dilutive potential common shares is anti-dilutive. For periods of net income, and when the effects are not anti-dilutive, diluted earnings per share is computed by dividing net income available to common shareholders by the weighted-average number of shares outstanding (including contingently issuable shares when the contingencies have been resolved) plus the impact of all potential dilutive common shares, consisting primarily of common stock options and stock purchase warrants using the treasury stock method, and convertible debt using the if-converted method.

All of the Company’s outstanding stock options and warrants were considered anti-dilutive for the periods from January 1, 2016 through May 4, 2016, May 5 through September 30, 2016 and for the three and nine months ended September 30, 2015. The Company’s convertible debt was dilutive during the period from January 1, 2016 through May 4, 2016. The total number of anti-dilutive shares underlying common stock options, warrants exercisable for common stock, and convertible debt, which have been excluded from the computation of diluted earnings (loss) per share for the periods presented, was as follows:

	Three Months ended September 30, 2016	Three Months ended September 30, 2015
	Successor	Predecessor
Shares underlying:
Common stock options	-	12,738,931
Stock purchase warrants	6,180,000	116,134,682
Convertible debt	-	72,294,951

	Period from May 5, 2016 through September 30, 2016	Period from January 1, 2016 through May 4, 2016	Nine Months ended September 30, 2015
	Successor	Predecessor	Predecessor
Shares underlying:
Common stock options	-	9,173,119	12,738,931
Stock purchase warrants	6,180,000	113,629,178	116,134,682
Convertible debt	-	-	72,294,951

Earnings (loss) per share are calculated for basic and diluted earnings per share as follows:

	Three Months ended September 30, 2016	Three Months ended September 30, 2015
	Successor	Predecessor
Numerator for basic and fully diluted income (loss) per share	$(1,916,673)	$(13,828,987)

Denominator for basic and fully diluted income (loss) per share weighted average outstanding common shares	9,927,112	125,951,100

Basic and diluted earnings (loss) per share
Basic	$(0.19)	$(0.11)
Diluted	$(0.19)	$(0.11)

	Period from May 5, 2016 through September 30, 2016	Period from January 1, 2016 through May 4, 2016	Nine Months ended September 30, 2015
	Successor	Predecessor	Predecessor
Numerator for basic income (loss) per share	$(3,211,516)	$28,173,934	$(10,592,224)
Numerator adjustment for potential dilutive securities	-	172,546	-
Numerator for diluted income (loss) per share	(3,211,516)	28,346,480	(10,592,224)

Denominator for basic income (loss) per share weighted average outstanding common shares	9,876,605	125,951,100	125,951,100
Dilutive effect of convertible debt	-	67,307,692	-
Denominator for diluted income (loss) per share weighted average outstanding common shares	9,876,605	193,258,792	125,951,100

Basic and diluted earnings (loss) per share
Basic	$(0.33)	$0.22	$(0.08)
Diluted	$(0.33)	$0.15	$(0.08)

Basic and Diluted Loss per Share

Basic loss per share is computed by dividing net loss available to common shareholders by the weighted average number of shares of common stock outstanding during the period.

For periods of net income, and when the effects are not anti-dilutive, diluted earnings per share is computed by dividing net income available to common shareholders by the weighted-average number of shares outstanding (including contingently issuable shares when the contingencies have been resolved) plus the impact of all potential dilutive common shares, consisting primarily of common stock options and stock purchase warrants using the treasury stock method, and convertible preferred stock and convertible debt using the if-converted method.

For periods of net loss, diluted loss per share is calculated similarly to basic loss per share because the impact of all dilutive potential common shares is anti-dilutive. The total number of anti-dilutive shares, common stock options, warrants exercisable for common stock, convertible preferred stock and convertible debt, which have been excluded from the computation of diluted loss per share, were 200,446,578 and 200,989,054 for the years ended December 31, 2015 and 2014, respectively.

Defined Contribution Plan [Policy Text Block]
Defined Contribution Plans

The Company sponsors a defined contribution plan under Section 401(k) of the Internal Revenue Code covering substantially all full-time U.S. employees. Employee contributions are voluntary and are determined on an individual basis subject to the maximum allowable under federal tax regulations. Participants are always fully vested in their contributions. The Company makes employer matching contributions, which also vest immediately. This plan is designated as a “Safe Harbor” plan. During 2015 and 2014, the Company contributed approximately $200,000 and $175,000, respectively, in cash to the plan.

New Accounting Pronouncements, Policy [Policy Text Block]
Recently Adopted Accounting Pronouncements

In April 2015, the Financial Accounting Standards Board (“FASB”) issued guidance as to whether a cloud computing arrangement (e.g., software as a service, platform as a service, infrastructure as a service, and other similar hosting arrangements) includes a software license and, based on that determination, how to account for such arrangements. If a cloud computing arrangement includes a software license, then the customer should account for the software license element of the arrangement consistent with the acquisition of other software licenses. If a cloud computing arrangement does not include a software license, the customer should account for the arrangement as a service contract. The amendment is effective for reporting periods beginning after December 15, 2015 and may be applied on either a prospective or retrospective basis. Early adoption is permitted. We adopted this pronouncement effective January 1, 2016; the adoption did not have a material impact to our consolidated financial statements.

In April 2015, the FASB issued guidance to simplify the balance sheet disclosure for debt issuance costs. Under the guidance, debt issuance costs related to a recognized debt liability will be presented in the balance sheet as a direct deduction from the carrying amount of that debt liability, in the same manner as debt discounts, rather than as an asset. The standard is effective for reporting periods beginning after December 15, 2015 and early adoption is permitted. We adopted this pronouncement effective January 1, 2016; the adoption did not have a material impact to our consolidated financial statements.

In September 2015, the FASB issued accounting guidance to simplify the accounting for measurement period adjustments resulting from business combinations. Under the guidance, an acquirer will be required to recognize adjustments to provisional amounts identified during the measurement period in the reporting period in which the adjustments are determined. The guidance requires an entity to present separately on the face of the income statement or disclose in the notes to the financial statements the portion of the amount recorded in current-period earnings by line item that would have been recorded in previous reporting periods if the adjustment had been recognized as of the acquisition date. The standard is effective for reporting periods beginning after December 15, 2015. The amendments in this pronouncement should be applied prospectively, with earlier application permitted. We adopted this pronouncement effective January 1, 2016; the adoption did not have a material impact to our consolidated financial statements.

Unadopted Accounting Pronouncements

In May 2014, the FASB issued guidance for revenue recognition for contracts, superseding the previous revenue recognition requirements, along with most existing industry-specific guidance. The guidance requires an entity to review contracts in five steps: 1) identify the contract, 2) identify performance obligations, 3) determine the transaction price, 4) allocate the transaction price, and 5) recognize revenue. The new standard will result in enhanced disclosures regarding the nature, amount, timing, and uncertainty of revenue arising from contracts with customers. In August 2015, the FASB issued guidance approving a one-year deferral, making the standard effective for reporting periods beginning after December 15, 2017, with early adoption permitted only for reporting periods beginning after December 15, 2016. In March 2016, the FASB issued guidance to clarify the implementation guidance on principal versus agent considerations for reporting revenue gross rather than net, with the same deferred effective date. In April 2016, the FASB issued guidance to clarify the implementation guidance on identifying performance obligations and the accounting for licenses of intellectual property, with the same deferred effective date. In May 2016, the FASB issued guidance rescinding SEC paragraphs related to revenue recognition, pursuant to two SEC Staff Announcements at the March 3, 2016 Emerging Issues Task Force meeting. In May 2016, the FASB also issued guidance to clarify the implementation guidance on assessing collectability, presentation of sales tax, noncash consideration, and contracts and contract modifications at transition, with the same effective date. We are currently evaluating the impact, if any, that this guidance will have on our consolidated financial statements.

In August 2014, the FASB issued guidance for the disclosure of uncertainties about an entity’s ability to continue as a going concern. Under U.S. GAAP, continuation of a reporting entity as a going concern is presumed as the basis for preparing financial statements unless and until the entity’s liquidation becomes imminent. Preparation of financial statements under this presumption is commonly referred to as the going concern basis of accounting. Previously, there was no guidance in U.S. GAAP about management’s responsibility to evaluate whether there is substantial doubt about an entity’s ability to continue as a going concern or to provide related footnote disclosures. This was issued to provide guidance in U.S. GAAP about management’s responsibility to evaluate whether there is substantial doubt about an entity’s ability to continue as a going concern and to provide related footnote disclosures. In doing so, the amendments should reduce diversity in the timing and content of footnote disclosures. The amendments in this update are effective for the annual period ending after December 15, 2016, and for annual periods and interim periods thereafter. Early application is permitted. We are currently evaluating the impact, if any, that the adoption will have on our consolidated financial statements.

In July 2015, the FASB issued guidance for the accounting for inventory. The main provisions are that an entity should measure inventory within the scope of this update at the lower of cost and net realizable value, except when inventory is measured using LIFO or the retail inventory method. Net realizable value is the estimated selling prices in the ordinary course of business, less reasonably predictable costs of completion, disposal, and transportation. In addition, the Board has amended some of the other guidance in Topic 330 to more clearly articulate the requirements for the measurement and disclosure of inventory. The amendments in this update for public business entities are effective for fiscal years beginning after December 15, 2016, including interim periods within those fiscal years. The amendments in this update should be applied prospectively with earlier application permitted as of the beginning of an interim or annual reporting period. We are currently evaluating the impact, if any, that the adoption will have on our consolidated financial statements.

In November 2015, the FASB issued accounting guidance to simplify the presentation of deferred taxes. Previously, U.S. GAAP required an entity to separate deferred income tax liabilities and assets into current and noncurrent amounts. Under this guidance, deferred tax liabilities and assets will be classified as noncurrent amounts. The standard is effective for reporting periods beginning after December 15, 2016. The Company is currently evaluating the impact, if any, that this new accounting pronouncement will have on its consolidated financial statements.

In February 2016, the FASB issued guidance for accounting for leases. The guidance requires lessees to recognize assets and liabilities related to long-term leases on the balance sheet and expands disclosure requirements regarding leasing arrangements. The guidance is effective for reporting periods beginning after December 15, 2018 and early adoption is permitted. The guidance must be adopted on a modified retrospective basis and provides for certain practical expedients. We are currently evaluating the impact that this guidance will have on our consolidated financial statements.

In March 2016, the FASB issued guidance simplifying the accounting for and financial statement disclosure of stock-based compensation awards. Under the guidance, all excess tax benefits and tax deficiencies related to stock-based compensation awards are to be recognized as income tax expenses or benefits in the income statement and excess tax benefits should be classified along with other income tax cash flows in the operating activities section of the statement of cash flows. Under the guidance, companies can also elect to either estimate the number of awards that are expected to vest or account for forfeitures as they occur. In addition, the guidance amends some of the other stock-based compensation awards guidance to more clearly articulate the requirements and cash flow presentation for withholding shares for tax-withholding purposes. The guidance is effective for reporting periods beginning after December 15, 2016 and early adoption is permitted, though all amendments of the guidance must be adopted in the same period. The adoption of certain amendments of the guidance must be applied prospectively, and adoption of the remaining amendments must be applied either on a modified retrospective basis or retrospectively to all periods presented. We are currently evaluating the impact that this guidance will have on our consolidated financial statements.

In March 2016, the FASB issued guidance to clarify the requirements for assessing whether contingent call or put options that can accelerate the payment of principal on debt instruments are clearly and closely related to their debt hosts. The amendments of this guidance are effective for reporting periods beginning after December 15, 2016, and early adoption is permitted. Entities are required to apply the guidance to existing debt instruments using a modified retrospective transition method as of beginning of the fiscal year of adoption. We are currently evaluating the impact that this guidance will have on our consolidated financial statements.

In June 2016, the FASB issued a new standard to replace the incurred loss impairment methodology in current GAAP with a methodology that reflects expected credit losses and requires consideration of a broader range of reasonable and supportable information to inform credit loss estimates. For trade and other receivables, loans, and other financial instruments, we will be required to use a forward-looking expected loss model rather than the incurred loss model for recognizing credit losses which reflects losses that are probable. Credit losses relating to available-for-sale debt securities will also be recorded through an allowance for credit losses rather than as a reduction in the amortized cost basis of the securities. The new standard will be effective for us beginning July 1, 2020, with early adoption permitted beginning July 1, 2019. Application of the amendments is through a cumulative-effect adjustment to retained earnings as of the effective date. We are currently evaluating the impact that this guidance will have on our consolidated financial statements.

We have evaluated all other issued and unadopted Accounting Standards Updates and believe the adoption of these standards will not have a material impact on our results of operations, financial position, or cash flows.

Recent Accounting Pronouncements

In May 2014, the FASB issued guidance for revenue recognition for contracts, superseding the previous revenue recognition requirements, along with most existing industry-specific guidance. The guidance requires an entity to review contracts in five steps: 1) identify the contract, 2) identify performance obligations, 3) determine the transaction price, 4) allocate the transaction price, and 5) recognize revenue. The new standard will result in enhanced disclosures regarding the nature, amount, timing, and uncertainty of revenue arising from contracts with customers. In August 2015, the FASB issued guidance approving a one-year deferral, making the standard effective for reporting periods beginning after December 15, 2017, with early adoption permitted only for reporting periods beginning after December 15, 2016. In March 2016, the FASB issued guidance to clarify the implementation guidance on principal versus agent considerations for reporting revenue gross rather than net, with the same deferred effective date. In April 2016, the FASB issued guidance to clarify the implementation guidance on identifying performance obligations and the accounting for licenses of intellectual property, with the same deferred effective date. In May 2016, the FASB issued guidance rescinding SEC paragraphs related to revenue recognition, pursuant to two SEC Staff Announcements at the March 3, 2016 Emerging Issues Task Force meeting. In May 2016, the FASB also issued guidance to clarify the implementation guidance on assessing collectability, presentation of sales tax, noncash consideration, and contracts and contract modifications at transition, with the same effective date. We are currently evaluating the impact, if any, that this guidance will have on our consolidated financial statements.

In August 2014, the FASB issued guidance for the disclosure of uncertainties about an entity’s ability to continue as a going concern. Under U.S. GAAP, continuation of a reporting entity as a going concern is presumed as the basis for preparing financial statements unless and until the entity’s liquidation becomes imminent. Preparation of financial statements under this presumption is commonly referred to as the going concern basis of accounting. Previously, there was no guidance in U.S. GAAP about management’s responsibility to evaluate whether there is substantial doubt about an entity’s ability to continue as a going concern or to provide related footnote disclosures. This was issued to provide guidance in U.S. GAAP about management’s responsibility to evaluate whether there is substantial doubt about an entity’s ability to continue as a going concern and to provide related footnote disclosures. In doing so, the amendments should reduce diversity in the timing and content of footnote disclosures. The amendments in this update are effective for the annual period ending after December 15, 2016, and for annual periods and interim periods thereafter. Early application is permitted. We are currently evaluating the impact, if any, that the adoption will have on our consolidated financial statements.

In April 2015, the FASB issued guidance as to whether a cloud computing arrangement (e.g., software as a service, platform as a service, infrastructure as a service, and other similar hosting arrangements) includes a software license and, based on that determination, how to account for such arrangements. If a cloud computing arrangement includes a software license, then the customer should account for the software license element of the arrangement consistent with the acquisition of other software licenses. If a cloud computing arrangement does not include a software license, the customer should account for the arrangement as a service contract. The amendment is effective for reporting periods beginning after December 15, 2015 and may be applied on either a prospective or retrospective basis. Early adoption is permitted. We adopted this pronouncement effective January 1, 2016; the adoption therefore did not affect our consolidated financial statements for the year ended December 31, 2015. The adoption did not have a material impact on our consolidated financial statements from and after January 1, 2016.

In April 2015, the FASB issued guidance to simplify the balance sheet disclosure for debt issuance costs. Under the guidance, debt issuance costs related to a recognized debt liability will be presented in the balance sheet as a direct deduction from the carrying amount of that debt liability, in the same manner as debt discounts, rather than as an asset. The standard is effective for reporting periods beginning after December 15, 2015 and early adoption is permitted. We adopted this pronouncement effective January 1, 2016; the adoption therefore did not affect our consolidated financial statements for the year ended December 31, 2015. The adoption did not have a material impact on our consolidated financial statements from and after January 1, 2016.

In July 2015, the FASB issued guidance for the accounting for inventory. The main provisions are that an entity should measure inventory within the scope of this update at the lower of cost and net realizable value, except when inventory is measured using LIFO or the retail inventory method. Net realizable value is the estimated selling prices in the ordinary course of business, less reasonably predictable costs of completion, disposal, and transportation. In addition, the Board has amended some of the other guidance in Topic 330 to more clearly articulate the requirements for the measurement and disclosure of inventory. The amendments in this update for public business entities are effective for fiscal years beginning after December 15, 2016, including interim periods within those fiscal years. The amendments in this update should be applied prospectively with earlier application permitted as of the beginning of an interim or annual reporting period. We are currently evaluating the impact, if any, that the adoption will have on our consolidated financial statements.

In September 2015, the FASB issued accounting guidance to simplify the accounting for measurement period adjustments resulting from business combinations. Under the guidance, an acquirer will be required to recognize adjustments to provisional amounts identified during the measurement period in the reporting period in which the adjustments are determined. The guidance requires an entity to present separately on the face of the income statement or disclose in the notes to the financial statements the portion of the amount recorded in current-period earnings by line item that would have been recorded in previous reporting periods if the adjustment had been recognized as of the acquisition date. The standard is effective for reporting periods beginning after December 15, 2015. The amendments in this pronouncement should be applied prospectively, with earlier application permitted. We adopted this pronouncement effective January 1, 2016; the adoption therefore did not affect our consolidated financial statements for the year ended December 31, 2015. The adoption did not have a material impact on our consolidated financial statements from and after January 1, 2016.

In November 2015, the FASB issued accounting guidance to simplify the presentation of deferred taxes. Previously, U.S. GAAP required an entity to separate deferred income tax liabilities and assets into current and noncurrent amounts. Under this guidance, deferred tax liabilities and assets will be classified as noncurrent amounts. The standard is effective for reporting periods beginning after December 15, 2016. The Company is currently evaluating the impact, if any, that this new accounting pronouncement will have on its financial statements.

In February 2016, the FASB issued guidance for accounting for leases. The guidance requires lessees to recognize assets and liabilities related to long-term leases on the balance sheet and expands disclosure requirements regarding leasing arrangements. The guidance is effective for reporting periods beginning after December 15, 2018 and early adoption is permitted. The guidance must be adopted on a modified retrospective basis and provides for certain practical expedients. We are currently evaluating the impact that this guidance will have on our consolidated financial statements.

In March 2016, the FASB issued guidance simplifying the accounting for and financial statement disclosure of stock-based compensation awards. Under the guidance, all excess tax benefits and tax deficiencies related to stock-based compensation awards are to be recognized as income tax expenses or benefits in the income statement and excess tax benefits should be classified along with other income tax cash flows in the operating activities section of the statement of cash flows. Under the guidance, companies can also elect to either estimate the number of awards that are expected to vest or account for forfeitures as they occur. In addition, the guidance amends some of the other stock-based compensation awards guidance to more clearly articulate the requirements and cash flow presentation for withholding shares for tax-withholding purposes. The guidance is effective for reporting periods beginning after December 15, 2016 and early adoption is permitted, though all amendments of the guidance must be adopted in the same period. The adoption of certain amendments of the guidance must be applied prospectively, and adoption of the remaining amendments must be applied either on a modified retrospective basis or retrospectively to all periods presented. We are currently evaluating the impact that this guidance will have on our consolidated financial statements.

In March 2016, the FASB issued guidance to clarify the requirements for assessing whether contingent call or put options that can accelerate the payment of principal on debt instruments are clearly and closely related to their debt hosts. The amendments of this guidance are effective for reporting periods beginning after December 15, 2016, and early adoption is permitted. Entities are required to apply the guidance to existing debt instruments using a modified retrospective transition method as of beginning of the fiscal year of adoption. We are currently evaluating the impact that this guidance will have on our consolidated financial statements.

We have evaluated all other issued and unadopted Accounting Standards Updates and believe the adoption of these standards will not have a material impact on our results of operations, financial position, or cash flows.